                                    FORM 13F

     INFORMATION REQUIRED OF INSTITUTIONAL INVESTMENT MANAGERS PURSUANT TO
                                SECTION 13(f) OF
            THE SECURITIES EXCHANGE ACT OF 1934 AND RULES THEREUNDER

                       Securities and Exchange Commission
                             Washington, D.C. 20549

          Report for the Calendar Year or Quarter Ended December 31, 2001

                (Please read instructions before preparing form)
                         If amended report check here:


Name of Institutional Investment Manager:
Capital Strategies Advisors, Inc.

Business Address:
Two Metroplex Dr., Ste. 111        Birmingham        AL          35209
Street                             City              State       Zip

Name, Phone Number and Title of Person Duly Authorized to Submit this Report:
J. Rainer Twiford, 205-263-2332 President

ATTENTION: Intentional misstatements or omissions of facts constitute Federal
           Criminal Violations. See 18 U.S.C. 1001 and 15 U.S.C. 78ff(a).

         The institutional investment manager submitting this Form and its attachments and the person by whom it is signed represent hereby that all information contained therein is true, correct and complete. It is understood that all required items, statements and schedules are considered integral parts of this Form and that the submission of any amendment represents that all unamended items statements and schedules remain true, correct and complete as previously submitted.

         Pursuant to the requirements of Securities Exchange Act of 1934, the undersigned institutional investment manager has caused this report to be signed on its behalf in the City of Birmingham and State of Alabama on the 13th day of February, 2002.

                                    Capital Strategies Advisors, Inc.
                                    (Name of Institutional Investment Manager)

                                    /s/ J. Rainer Twiford
                                    (Manual Signature of Person Duly Authorized
                                              to Submit this Report)

Name and 13F file number of ALL Institutional Investment Managers with respect to which this schedule is filed (other than the one filing this report).
(List in alphabetical order.)

13F File Numbers will be assigned to Institutional Investment Managers after they file their first report.

Name:                                                 13F File No.:028-06655
1.  Highland Capital Holding Corporation
2.
3.
4.

Capital Strategies Advisors, Inc. is 100 percent owned by Highland Capital Holding Corporation.

Report Type (Check only one.):

[x] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                           FORM 13F INFORMATION TABLE



                                              Title of                         Current                           Investment
Description                         Symbol     Class           CUSIP            Value           Shares           Discretion
------------------------------      --------  --------       ---------      --------------    ----------       ---------------
Akai Hldgs Ltd Ord Isin #bmg01      AKHLF      Common        G0116L107         40,030.80       13,343,600      Defined & Other
American Medical Security Grou      AMS        Common        029595105        813,142.00           65,334      Defined & Other
AT&T                                T          Common        001957109        454,407.00           25,050      Defined & Other
Citigroup, Inc. Common              C          Common        172967101      3,033,848.00           60,100      Defined & Other
Cobalt                              CBZ        Common        19074W100        279,660.92           43,834      Defined & Other
Compucredit Corp.                   CCRT       Common        20478N100        555,072.00           47,200      Defined & Other
Delta Airlines                      DAL        Common        247361108      1,309,092.40           44,740      Defined & Other
Dole Foods                          DOL        Common        256605106      1,175,154.00           43,800      Defined & Other
EMC Corp Mass Com                   EMC        Common        268648102        385,728.00           28,700      Defined & Other
General Motors Class H Common       GMH        Common        370442832        766,165.50           49,590      Defined & Other
Hanover Direct                      HNV        Common        410783104        216,228.00          584,400      Defined & Other
Intrawest Corporation               IDR        Common        460915200      2,532,250.00          144,700      Defined & Other
Kerry Group Plc                     KRYAF      Common        G52416107        932,688.00           76,200      Defined & Other
Merck & Co. -- Common               MRK        Common        589331107      1,061,340.00           18,050      Defined & Other
Nippon Telegraph & Telephone S      NTT        ADR           654624105        251,100.00           15,500      Defined & Other
Petrochina                          PTR        ADR           71646e100      1,892,140.00          106,300      Defined & Other
SpatiaLight, Inc.                   HDTV       Common        847248101      2,601,865.00          371,695      Defined & Other
Sun Microsystems, Inc.              SUNW       Common        866810104        565,800.00           46,000      Defined & Other
The Mony Group Inc.                 MNY        Common        615337102      1,476,139.00           42,700      Defined & Other
Waste Management Inc.               WMI        Common        94106L109        938,154.00           29,400      Defined & Other
                                                                          --------------
                                                                          $21,280,004.62



    Other     Voting Authority
   Managers   Sole Shared None
  ---------  ------------------
     1           Sole
     1           Sole
     1           Sole
     1           Sole
     1           Sole
     1           Sole
     1           Sole
     1           Sole
     1           Sole
     1           Sole
     1           Sole
     1           Sole
     1           Sole
     1           Sole
     1           Sole
     1           Sole
     1           Sole
     1           Sole
     1           Sole
     1           Sole